Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	Attorneys and counselors at law Daniel H. April David F. Cunningham Patrick J. Dolan John M. Hickey C.W.N. Thompson, Jr. Megan Hadley Koehler* *Not admitted in New Mexico Janet Clow, Retired

February 1, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Thornburg Investment Trust (the “Trust”)

File No. 811-05201

Post-Effective Amendment (“PEA”) No. 136

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is PEA No. 136 to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”) relating to the Thornburg Capital Management Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purposes of this filing are to: (1) update certain disclosures in the Fund’s prospectus and statement of additional information in response to comments received from the staff with respect to PEA No. 128, as further described in the Trust’s response letter transmitted via EDGAR correspondence on April 23, 2018 (Accession No. 0001387131-18-001697); (2) update required data disclosures; and (3) make other non-material changes to the Fund’s prospectus and statement of additional information.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel H. April
Daniel H. April

460 St. Michael’s Drive Suite 1000 Santa Fe, New Mexico 87505	E-mail: dan_april@catchlaw.com Web address: www.catchlaw.com	Tel.: (505) 988-2900 Extension 103 Fax: (505) 988-2901